NET TRADING INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trading income (expense) [Abstract]
Schedule of Net Trading Income (Expense)

	2021	2020	2019
	£m	£m	£m
Foreign exchange translation gains (losses)	212	12	(255)
Gains on foreign exchange trading transactions	394	527	677
Total foreign exchange	606	539	422
Investment property gains (losses) (note 25)	575	(209)	(108)
Securities and other gains (see below)	16,019	6,890	17,974
Net trading income	17,200	7,220	18,288

Schedule of Net Gains (Losses) on Assets and Liabilities at Fair Value Through Profit and Loss
Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2021	2020	2019
	£m	£m	£m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading[1]	141	724	120
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	(1,153)	3,554	3,509
Equity shares	17,096	2,729	14,559
	16,084	7,007	18,188
Net expense arising on assets and liabilities designated at fair value through profit or loss	(65)	(117)	(214)
Securities and other gains	16,019	6,890	17,974
1Includes hedge ineffectiveness in respect of fair value hedges (2021: gain of £177 million; 2020: gain of £547 million; 2019: gain of £143 million) and cash flow hedges (2021: loss of £69 million; 2020: loss of £2 million; 2019: gain of £134 million).